CALVERT WORLD VALUES FUND, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert World Values Fund, Inc. (the “Registrant”) (1933 Act File No. 033-45829) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 2018 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 56 (“Amendment No. 56”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 56 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000116) on January 29, 2018:

Calvert Emerging Markets Equity Fund

Calvert International Equity Fund

Calvert International Opportunities Fund

Calvert Mid-Cap Fund

(formerly Calvert Capital Accumulation Fund)

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: February 5, 2018